Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of asset retirement obligations [abstract]
Beginning balance	$ 15,816,744	$ 15,971,601
Business combination		293,548
Effect of translation	374,418	(1,339,033)
Increase of the year	2,412,908	1,600,197
Applications payments	(593,644)	(128,842)
Applications reversals	(122,435)	(580,727)
Ending balance	$ 17,887,991	$ 15,816,744